Share-based Compensation - Summary of Restricted Stock Unit Activity ( Parenthetical) (Details)	6 Months Ended
Jun. 30, 2022 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Performance target achievement percentage	100.00%
Total grant date fair value of units vested	$ 32,847